Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property and Equipment

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
At January 1, 2022	433	136	569
Additions	143	1	144
Depreciation charge	(36)	(7)	(43)
Translation differences	(37)	2	(35)
At March 31, 2022	503	132	635
Cost	812	224	1,036
Accumulated depreciation	(309)	(92)	(401)
Net book amount at March 31, 2022	503	132	635
At January 1, 2021	342	173	515
Additions	30	—	30
Depreciation charge	(27)	(8)	(35)
Translation differences	(15)	(7)	(22)
At March 31, 2021	330	158	488
Cost	650	232	882
Accumulated depreciation	(320)	(74)	(394)
Net book amount at March 31, 2021	330	158	488

Summary of Reconciliation of Depreciation Expense

The following is the reconciliation of depreciation expense for the three months ended March 31, 2022 and 2021:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Depreciation expensed to technology expenses	—	4
Depreciation expensed to general and administrative expenses	43	31
Total depreciation expense	43	35